Structured Settlements	12 Months Ended
Dec. 31, 2012
Structured Settlements

NOTE 13—STRUCTURED SETTLEMENTS

The balances of the Company’s structured settlements are as follows (in thousands):

	December 31, 2012	December 31, 2011
Structured settlements—at cost	$1,574	$1,553
Structured settlements—at fair value	1,680	12,376

Structured settlements receivable, net	$3,254	$13,929

All structured settlements that were acquired subsequent to July 1, 2010 were marked to fair value. Structured settlements that were acquired prior to July 1, 2010 were recorded at cost. During 2011, the Company reacquired certain structured settlements that were originally acquired prior to July 1, 2010 and the Company continued to carry those structured settlements at cost upon reacquisition.

Certain financing arrangements for the Company’s structured settlements are described below:

Life-Contingent Structured Settlement Facility

On the same day the Omnibus Termination Agreement was executed, December 30, 2011, Washington Square Financial, LLC (“WSF”) entered into a forward purchase and sale agreement (“PSA”) to sell up to $40.0 million of life contingent structured settlement receivables to Compass Settlements LLC (“Compass”), an entity managed by Beacon Annuity Fund, LP (“Beacon”). Subject to predetermined eligibility criteria and on-going funding conditions, Compass committed, in increments of $5.0 million, up to $40.0 million to purchase life-contingent structured settlement receivables from WSF. The PSA obligates WSF to sell the life-contingent structured settlement receivables it originates to Compass on an exclusive basis for twenty-four months, subject to Compass maintaining certain purchase commitment levels. Additionally, the Company has agreed to guaranty WSF’s obligation to repurchase any ineligible receivables sold under the PSA and certain other related obligations.

For the year ended December 31, 2012, the Company recognized income from the sale of 380 structured settlement transactions under this facility generating income of approximately $2.6 million recorded as gain on sale of structured settlements in the attached financial statements. Of the 380 structured transactions, 107 were previously recorded at the market rate generating income of approximately $1.1 million and the change in value was recorded as an unrealized change in fair value on the financial statements presented for the year ended December 31, 2011 and 73 were previously recorded at the market rate generating income of approximately $712,000 with the change in value recorded as an unrealized change in fair value on the financial statements presented for the year ended December 31, 2012.

The Company also realized income of approximately $72,000 that was recorded as an unrealized change in fair value during the year ended December 31, 2012 on structured settlements that are intended for sale to Compass.

8.39% Fixed Rate Asset Backed Variable Funding Notes

Imperial Settlements Financing 2010, LLC (“ISF 2010”) was formed as an affiliate of the Company to serve as a special purpose financing entity to allow the Company to sell structured settlements and assignable annuities, which are referred to as receivables, to ISF 2010 and ISF 2010 to borrow against certain of its receivables to provide ISF 2010 liquidity. ISF 2010 is a non-consolidated special purpose financing entity. On September 24, 2010, ISF 2010 entered into an arrangement to obtain up to $50 million in financing. Under this arrangement, a subsidiary of Partner Re, Ltd. (the “noteholder”) became the initial holder of ISF 2010’s 8.39% Fixed Rate Asset Backed Variable Funding Note issued under a master trust indenture and related indenture supplement (collectively, the “Indenture”) pursuant to which the noteholder has committed to advance ISF 2010 up to $50 million upon the terms and conditions set forth in the Indenture. The note is secured by the receivables that ISF 2010 acquires from the Company from time to time. The note is due and payable on or before January 1, 2057, but principal and interest must be repaid pursuant to a schedule of fixed payments from the receivables that secure the notes. The arrangement generally has a concentration limit of 15% for the providers of the receivables that secure the notes. Wilmington Trust is the collateral trustee. As of December 31, 2012 and December 31, 2011, the balance of the notes outstanding on the special purpose financing entity’s books was $43.2 million and $20.6 million, respectively.

Upon the occurrence of certain events of default under the Indenture, all amounts due under the note are automatically accelerated. The Company’s maximum exposure related to ISF 2010 is limited to 5% of the dollar value of the ISF 2010 transactions, which is held back by ISF 2010 at the time of sale, and is designed to absorb potential losses in collecting the receivables. The obligations of ISF 2010 are non-recourse to the Company. The total funds held back by ISF 2010 as of December 30, 2012 and December 31, 2011 were approximately $2.2 million and $1.0 million and are included in investment in affiliate in the accompanying consolidated balance sheet.

During the years ended December 31, 2012 and 2011, the Company sold 565 and 485 term certain structured settlements, respectively, 181 and 12 of which were originated in 2011 and 2010, respectively, generating income of approximately of $3.2 million and $129,000, respectively, which was recorded as an unrealized change in fair value of structured settlements in 2011 and 2010, respectively. The Company originated and sold 384 and 307 non-life contingent structured settlement transactions under this facility generating income of approximately $4.9 million and $3.8 million, respectively, which was recorded as a realized gain on sale of structured settlements during the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2011, the Company also had three SPV’s that pledged 38 non-life contingent structured settlement transactions under this facility generating income of approximately $32,000, which was recorded as an unrealized change in the fail value of structured settlements. The Company also realized income of approximately $559,000 and $3.4 million that was recorded as an unrealized change in fair value during the years ended December 31, 2012 and 2011, respectively, on structured settlements that are intended for sale to ISF 2010. The Company receives 95% of the purchase price in cash from ISF 2010. Of the remaining 5%, which represents the Company’s interest in ISF 2010, 1% is required to be contributed to a cash reserve account held by Wilmington Trust. In addition, the Company also purchased and sold 131 non-life contingent structure transactions generating income of $64,000 that was recorded as a realized gain on sale of structured settlements in 2011.

When the transfer of the receivables occurs, the Company records the transaction as a sale and derecognizes the asset from its balance sheet. In determining whether the Company is the primary beneficiary of the trust, the Company concluded that it does not control the servicing, which is the activity which most significantly impacts the trust performance. An independent third party is the master servicer and they can only be replaced by the control partner, which is the entity that holds the majority of the outstanding notes. The Company is a back-up servicer which is insignificant to ISF 2010 performance.

Washington Square Financial 3rd Party Sales

For the year ended December 31, 2012, in addition to its intended sales to Compass and ISF 2010, the Company also sold 282 deals to unrelated parties for $6.7 million generating income of $4.0 million recorded as a gain on sale of structured settlements and $322,000 that was previously recorded as an unrealized change in fair value.

For the years ended December 31, 2012 and 2011, respectively, the Company recorded income of approximately $158,000 and $135,000, respectively, that was recorded as unrealized change in fair value on structured settlements that are intended for sale to other parties

Total income recognized through accretion of interest income on structured settlement transactions for the years ended December 31, 2012 and 2011, respectively, was approximately $329,000 and $552,000, respectively. Such income was recognized in interest income in the accompanying consolidated statement of operations. The receivables at December 31, 2012 and December 31, 2011 were approximately $3.3 million and $13.9 million, respectively, net of a discount of approximately $4.6 million and $27.8 million, respectively.

The Company recognized a gain on the sale of approximately $215,000 through the collection of holdback funds during the year ended December 31, 2011. The holdback is equal to the aggregate amount of payments due and payable by the annuity holder within 90 days after the date of sale. These amounts are held back in accordance with the purchase agreement and were released upon proof of collections by the Company acting as servicer.